Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited)		6 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Jun. 30, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 1,597,143	$ 12,470,969	$ 14,153,693
Cost of revenue		920,142	7,184,748	6,896,648
Gross profit		677,001	5,286,221	7,257,045
Operating expenses
Selling and marketing expense		117,661	918,731	79,200
Research and development expense		13,989	109,231
General and administrative expense		1,355,066	10,580,763	4,620,203
Total operating expenses		1,486,716	11,608,725	4,699,403
Income (loss) from operations		(809,715)	(6,322,504)	2,557,642
Other income (expense)
Other income (expenses), net		(2,318)	(18,096)	43,643
Realized loss on disposal of financial assets at fair value				(7,874)
Change in fair value on financial assets at fair value				(2,091)
Interest expense, net		(12,724)	(99,354)	(201,624)
Total other expense, net		(15,042)	(117,450)	(167,946)
Income (loss) before income taxes		(824,757)	(6,439,954)	2,389,696
Income tax expense (benefit)		(114,412)	(893,363)	169,358
Net income		(710,345)	(5,546,591)	2,220,338
Other comprehensive loss
Foreign currency translation adjustment		(5,099)	3,480	(157)
Comprehensive income		$ (715,444)	$ (5,543,111)	$ 2,220,181
Weighted average shares outstanding - basic	[1]	12,196,111	12,196,111	11,585,000
Weighted average shares outstanding - diluted	[1]	12,196,111	12,196,111	11,585,000
Earnings per share - basic | (per share)	[1]	$ (0.06)	$ (0.45)	$ 0.192
Earnings per share - diluted | (per share)	[1]	$ (0.06)	$ (0.45)	$ 0.192

[1]	Giving retroactive effect to the 1 for 231.7 share split effected on August 11, 2023.